Document and Entity Information	Aug. 19, 2021
Prospectus:
Document Type	497
Document Period End Date	Aug. 19, 2021
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 19, 2021
Document Effective Date	Aug. 19, 2021
Prospectus Date	Apr. 30, 2021
Real Assets Portfolio | Class I
Prospectus:
Trading Symbol	MRJIX
Real Assets Portfolio | Class A
Prospectus:
Trading Symbol	MRJAX
Real Assets Portfolio | Class C
Prospectus:
Trading Symbol	MRJCX
Real Assets Portfolio | Class IS
Prospectus:
Trading Symbol	MRJSX